GUARANTEES (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
GUARANTEES [Abstract]
GUARANTEES
NOTE 16: GUARANTEES

The Company provides service and warranty coverage on its products and extends performance and operating cost guarantees beyond normal service and warranty coverage on some of its products.  In addition, the Company incurs discretionary costs to service its products in connection with specific product performance issues.  Liabilities for performance and operating cost guarantees are based upon future product performance and durability and are largely estimated based upon historical experience.  Adjustments are recorded to accruals based on claims data and historical experience.  The changes in the carrying amount of service and product warranties and product performance guarantees, included in Accrued liabilities on the accompanying Unaudited Condensed Consolidated Balance Sheet, for the nine months ended September 30, 2020 and 2019 are as follows:
	For the Nine Months Ended September 30,
(dollars in millions)	2020	2019
Balance as of January 1	$488	$473
Warranties, performance guarantees issued and changes in estimated liability	131	133
Settlements made	(111)	(126)
Other	1	(2)
Balance as of September 30	$509	$478

NOTE 18: GUARANTEES

The Business has commitments and performance guarantees, including energy savings guarantees, under long-term service and maintenance contracts related to its air conditioning equipment and system controls. Liabilities recorded on the Combined Balance Sheets related to these guarantees were not significant during the historical periods presented.

The Business also has obligations arising from sales of certain businesses and assets, including those from representations and warranties and related indemnities for environmental, health and safety (including asbestos-related), tax and employment matters. The maximum potential payment related to these obligations is not a specified amount as a number of the obligations do not contain financial caps. The carrying amount of liabilities related to these obligations was $10 million at both December 31, 2019 and December 31, 2018 recorded within Accrued liabilities. For additional information regarding the environmental indemnifications, see Note 20 — Contingent Liabilities.

Carrier accrues for costs associated with guarantees when it is probable that a liability has been incurred and the amount can be reasonably estimated. The most likely cost to be incurred is accrued based on an evaluation of currently available facts, and where no amount within a range of estimates is more likely, the minimum is accrued. In accordance with FASB ASC Topic 460-10: Guarantees, the Business records these liabilities at fair value.

The Business provides service and warranty policies on its products and extends performance and operating cost guarantees beyond normal service and warranty policies on some of its products. In addition, the Business incurs discretionary costs to service its products in connection with specific product performance issues. Liabilities for performance and operating cost guarantees are based upon future product performance and durability, and are largely estimated based upon historical experience. Adjustments are recorded to accruals as claim data and historical experience warrant. The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Balance as of January 1	$473	$500
Warranties and performance guarantees issued	182	171
Settlement made	(164)	(191)
Other	(3)	(7)
Balance as of December 31	$488	$473